Senior Notes (Summary of Senior Notes) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Oct. 04, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, gross		$ 1,025,000		$ 800,000
Debt issuance costs, net		(10,060)		(4,109)
Long-term Debt		1,014,940		795,891
Senior notes 4.250% due 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	[1]	500,000		500,000
Long-term Debt						$ 300,000
Senior notes 3.50% due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	[2]	300,000		$ 300,000
Long-term Debt					$ 300,000
Senior notes 5.20% due 2047 [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	[3]	$ 225,000
Long-term Debt			$ 200,000

[1]	In July 2014, we sold in a registered underwritten public offering, $300.0 million in aggregate principal amount of 4.250% senior notes due July 2024. Interest on these senior notes is payable semi-annually in arrears. We may redeem the notes in whole or in part, at our option, at a redemption price equal to 100% of their principal amount, plus a “make-whole” premium and accrued and unpaid interest, if any, to the date of redemption. In July 2016, we issued an additional $200.0 million in aggregate principal amount of 4.25% senior notes due 2024.
[2]	In December 2015, we sold in a registered underwritten public offering, $300.0 million in aggregate principal amount of 3.50% senior notes due December 2020. Interest on these senior notes is payable semi-annually in arrears. We may redeem the notes in whole or in part, at our option, at a redemption price equal to 100% of their principal amount, plus a “make-whole” premium and accrued and unpaid interest, if any, to the date of redemption.
[3]	On October 4, 2017, we completed the pricing of a registered underwritten public offering of $200.0 million in aggregate principal amount of 5.20% senior notes due October 2047. Interest on the senior notes is payable quarterly in arrears on January 15, April 15, July 15, and October 15. On or after October 15, 2022, we may redeem some or all of the senior notes at any time at a redemption price equal to 100% of the principal amount of the notes being redeemed plus accrued interest thereon to the redemption date. On October 27, 2017, we completed the sale of an additional $25.0 million aggregate principal amount of Notes pursuant to the over-allotment option.